Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
5.	Property and equipment:

December 31, 2017	Cost	Accumulated depreciation	Net book value

Laboratory equipment	$173	$94	$79
Computer hardware	47	31	16
Computer software	80	79	1
Office furniture	35	19	16
Leasehold improvements	69	39	30
	$404	$262	$142

December 31, 2016	Cost	Accumulated depreciation	Net book value
	(as recast – note 3 (b))	(as recast – note 3 (b))	(as recast – note 3 (b))

Laboratory equipment	$173	$60	$113
Computer hardware	34	25	9
Computer software	80	55	25
Office furniture	35	12	23
Leasehold improvements	69	26	43
	$391	$178	$213